Approval of Financial Statements	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Approval of Financial Statements
2.	APPROVAL OF FINANCIAL STATEMENTS
The consolidated financial statements were authorized for issue by the management on March 14, 2025.